Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		115 Months Ended	121 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	May 31, 2013	May 31, 2012	May 31, 2013	Nov. 30, 2013
Cash flows from operating activities
Net loss	$ (6,161,144)	$ (4,723,652)	$ (9,568,301)	$ (7,474,224)	$ (32,400,907)	$ (38,562,054)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization & depreciation	175,620	825	222,684	2,013	405,546	581,166
Loss on disposal of furniture and equipment				2,560	2,560	2,560
Amortization of discount on debt	3,047,401	257,303	1,703,616	2,063	2,422,881	5,470,282
Amortization of debt issuance costs	116,668					116,668
Gain on settlement of accounts payable	(13,946)	(50,426)	(372,759)		(710,101)	(724,047)
Interest expense associated with conversion inducement	193,160					193,160
Purchased in-process research and development					274,399	274,399
Stock-based compensation	486,516	2,540,164	3,590,011	2,857,859	12,167,995	12,654,511
Changes in current assets and liabilities:
Increase in accrued salaries			175,449	189,249	364,698
(Increase) decrease in prepaid expenses	(117,658)	31,944	(73,867)	(6,707)	(139,849)	(257,507)
(Increase) decrease in other assets		2,808	5,744	(25,987)
(Decrease) increase in accounts payable, accrued salaries, accrued interest and accrued liabilities	(625,165)	772,938	924,490	62,079	2,210,482	1,950,018
Net cash used in operating activities	(2,898,548)	(1,168,096)	(3,392,933)	(4,391,095)	(15,402,296)	(18,300,844)
Cash flows from investing activities:
Asset acquisition of intangibles		(3,500,000)	(3,500,000)		(3,500,000)	(3,500,000)
Furniture and equipment purchases	(11,217)	(1,097)	(3,135)		(24,218)	(35,435)
Net cash used in investing activities	(11,217)	(3,501,097)	(3,503,135)		(3,524,218)	(3,535,435)
Cash flows from financing activities:
Capital contributions by president				1,336	15,748	15,748
Proceeds from notes payable to related parties			500,000		1,205,649	1,205,649
Preferred stock dividends				(1,500)	(1,500)	(1,500)
Payments on indebtedness to related parties		(26,892)	(74,492)	(74,492)	(314,482)	(314,482)
Proceeds from issuance of convertible notes payable	1,200,000	5,648,250	6,588,250		7,274,250	8,474,250
Payments on convertible notes payable	(250,000)					(250,000)
Proceeds from sale of common stock	13,642,667			3,386,024	8,966,072	22,608,739
Proceeds from Series B convertible preferred stock					2,009,000	2,009,000
Purchase of treasury stock					(436,000)	(436,000)
Proceeds from sale of treasury stock					559,210	559,210
Payment of offering costs	(2,204,063)				(1,029,940)	(3,234,003)
Proceeds from notes payable issued to individuals					145,000	145,000
Payments on notes payable issued to individuals					(34,500)	(34,500)
Proceeds from exercise of warrants	50,000	192,500				606,250
Net cash provided by financing activities	12,438,604	5,813,858	7,214,758	3,638,268	19,526,957	31,965,561
Proceeds from exercise of warrants and options			201,000	326,900	556,250
Net change in cash	9,528,839	1,144,665	318,690	(752,827)	600,443	10,129,282
Cash, beginning of period	603,681	284,991	284,991	1,037,818	3,238	3,238
Cash, end of period	10,132,520	1,429,656	603,681	284,991	603,681	10,132,520
Cash paid during the period for:
Income taxes
Interest	278,493	48,664	224,724	2,593	251,481	529,974
Non-cash investing and financing transactions:
Net assets acquired in exchange for common stock in CytoDyn/RexRay business combination					7,542	7,542
Common stock issued to former officer to repay working capital advance					5,000	5,000
Common stock issued for convertible debt	2,359,000		567,000		1,229,000	3,588,000
Common stock issued for debt					245,582	245,582
Common stock issued or to be issued for accrued interest payable	74,338		4,205		25,161	99,499
Options to purchase common stock issued for debt					62,341	62,341
Original issue discount and intrinsic value of beneficial conversion feature related to debt issued with warrants	1,200,000	5,648,250	6,243,502		6,962,768	8,162,768
Common stock issued for preferred stock					167,500	167,500
Treasury stock issued for prepaid services					118,291	118,291
Common stock issued on payment of accounts payable			80,000		129,000	129,000
Preferred and common stock subject to rescission		652,500	3,212,500	1,102,000	536,500	536,500
Amortization of deferred offering costs related to rescission liability		117,887	580,398	199,097	779,495	779,495
Accrued stock incentive and deferred offering costs					1,717,000	1,717,000
Common stock issued for Series B convertible preferred stock		14,000	19,000	1,064,500	1,526,484	1,526,484
Series B convertible preferred stock dividends		1,400	2,190	88,743	99,483	99,483
Accrued salaries for related party contributed as capital					229,500	229,500
Reversal of accrued stock incentive and deferred offering costs					1,717,000	1,717,000
Constructive dividend					6,000,000	6,000,000
Common stock issued for common stock payable						388,000
Prepaid stock services						160,800
Common shares issued from escrow				1,425,000	1,425,000	1,425,000
AITI Acquisition
Cash flows from financing activities:
Proceeds from issuance of stock in acquisition					512,200	512,200
AGTI Acquisition
Cash flows from financing activities:
Proceeds from issuance of stock in acquisition					$ 100,000	$ 100,000